Revenue - Schedule of Destination of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Destination of Revenue [Line Items]
Revenue	$ 1,879
Korean Domestic Sales [Member]
Schedule of Destination of Revenue [Line Items]
Revenue	1,799
Export Sales [Member]
Schedule of Destination of Revenue [Line Items]
Revenue	$ 80